ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable

	As of December 31,
	2019	2020
	RMB	RMB
Merchandise purchase payables	548,427	292,515
Warehouse and logistic fees payables	48,327	7,512
Payable to merchants (1)	145,205	201,522

	741,959	501,549

(1)
Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.